Acquisitions - Schedule of Preliminary Allocation of Purchase Price to Assets Acquired (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Preliminary Allocation of Purchase Price to Assets Acquired [Line Items]
Goodwill	$ 58,909
Handa [Member]
Schedule of Preliminary Allocation of Purchase Price to Assets Acquired [Line Items]
Cash and cash equivalents	457
Non-trade accounts receivable, net	18
Non-trade accounts receivable - related parties
Accounts receivable, net	70
Accounts receivable - related parties
Inventories, net	12
Prepaid expenses and other current assets	4
Property, plant and equipment, net	661
Intangible assets, net	4,540
Other noncurrent assets	43
Total assets acquired	5,805
Accounts payable	(54)
Accounts payable - related parties
Short term debt
Short term debt - related parties
Current portion of long-term debt	(7)
Accrued expenses and other current liabilities	(67)
Long term debt	(338)
Other noncurrent liabilities	(153)
Total liabilities assumed	(619)
Net assets acquired	5,186
Goodwill	1,648
Noncontrolling interest	(10)
Total purchase price	6,824
KMMI [Member]
Schedule of Preliminary Allocation of Purchase Price to Assets Acquired [Line Items]
Cash and cash equivalents	125
Non-trade accounts receivable, net	70
Non-trade accounts receivable - related parties
Accounts receivable, net
Accounts receivable - related parties
Inventories, net
Prepaid expenses and other current assets	17
Property, plant and equipment, net	1,654
Intangible assets, net	290
Other noncurrent assets	221
Total assets acquired	2,377
Accounts payable	(79)
Accounts payable - related parties
Short term debt	(1,121)
Short term debt - related parties
Current portion of long-term debt	(16)
Accrued expenses and other current liabilities	(80)
Long term debt	(525)
Other noncurrent liabilities	(135)
Total liabilities assumed	(1,956)
Net assets acquired	421
Goodwill	39,605
Noncontrolling interest
Total purchase price	40,026
NSW [Member]
Schedule of Preliminary Allocation of Purchase Price to Assets Acquired [Line Items]
Cash and cash equivalents	701
Non-trade accounts receivable, net	930
Non-trade accounts receivable - related parties
Accounts receivable, net	1,527
Accounts receivable - related parties
Inventories, net	918
Prepaid expenses and other current assets	110
Property, plant and equipment, net	3,152
Intangible assets, net	1,470
Other noncurrent assets	51
Total assets acquired	8,859
Accounts payable	(1,273)
Accounts payable - related parties	(869)
Short term debt	(367)
Short term debt - related parties	(2,165)
Current portion of long-term debt	(137)
Accrued expenses and other current liabilities	(1,025)
Long term debt	(280)
Other noncurrent liabilities	(369)
Total liabilities assumed	(6,485)
Net assets acquired	2,374
Goodwill	9,632
Noncontrolling interest
Total purchase price	12,006
KCM [Member]
Schedule of Preliminary Allocation of Purchase Price to Assets Acquired [Line Items]
Cash and cash equivalents	95
Non-trade accounts receivable, net	17
Non-trade accounts receivable - related parties
Accounts receivable, net
Accounts receivable - related parties
Inventories, net	437
Prepaid expenses and other current assets
Property, plant and equipment, net	2,698
Intangible assets, net	450
Other noncurrent assets	6
Total assets acquired	3,703
Accounts payable	(168)
Accounts payable - related parties
Short term debt	(303)
Short term debt - related parties	(573)
Current portion of long-term debt	(398)
Accrued expenses and other current liabilities	(153)
Long term debt	(1,920)
Other noncurrent liabilities	(127)
Total liabilities assumed	(3,642)
Net assets acquired	61
Goodwill	12,360
Noncontrolling interest
Total purchase price	12,421
Business Combination [Member]
Schedule of Preliminary Allocation of Purchase Price to Assets Acquired [Line Items]
Cash and cash equivalents	1,378
Non-trade accounts receivable, net	1,035
Non-trade accounts receivable - related parties
Accounts receivable, net	1,597
Accounts receivable - related parties
Inventories, net	1,367
Prepaid expenses and other current assets	131
Property, plant and equipment, net	8,165
Intangible assets, net	6,750
Other noncurrent assets	321
Total assets acquired	20,744
Accounts payable	(1,574)
Accounts payable - related parties	(869)
Short term debt	(1,791)
Short term debt - related parties	(2,738)
Current portion of long-term debt	(558)
Accrued expenses and other current liabilities	(1,325)
Long term debt	(3,063)
Other noncurrent liabilities	(784)
Total liabilities assumed	(12,702)
Net assets acquired	8,042
Goodwill	63,245
Noncontrolling interest	(10)
Total purchase price	$ 71,277